OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER INTANGIBLE ASSETS
Schedule of balances of cost, accumulated amortization, net book value and movements of other intangible assets

Balances of historical cost, accumulated amortization, net book value as of December 31, 2022 and 2021 and movements of other intangible assets for the year ended December 31, 2022, 2021 and 2020 were as follows:

		Right to use	Billing and			Cost to
		radio	other		Numbering	obtain
	Licenses	frequencies	software	Client base	capacity	contracts	Content	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	2 to 5	1 to 5	1 to 10
Cost
January 1, 2020	21,705	5,689	139,968	5,930	2,677	13,635	—	3,096	192,700
Additions	1,466	(11)	35,277	—	15	10,390	—	1,941	49,078
Disposal of NVISION GROUP (Note 10)	—	—	(311)	—	—	—	—	—	(311)
Reclassification into assets for sale	—	—	(184)	—	—	—	—	—	(184)
Impairment	—	43	(167)	—	—	—	—	(2)	(126)
Disposal	(108)	(172)	(28,035)	(73)	(24)	(9,758)	—	(1,033)	(39,203)
Other	25	30	(83)	—	—	—	—	(1)	(29)
Foreign exchange differences	913	—	386	—	—	—	—	4	1,303
December 31, 2020	24,001	5,579	146,851	5,857	2,668	14,267	—	4,005	203,228
Additions	1,350	—	34,421	—	75	3,653	—	5,494	44,993
Arising on business combinations	—	—	571	1,147	174	—	—	576	2,468
Reclassification into assets for sale	—	—	(17)	—	—	—	—	—	(17)
Impairment	(1)	21	—	—	—	—	—	—	20
Disposal	(39)	(233)	(14,783)	(680)	(251)	(3,287)	—	(1,064)	(20,337)
Other	—	1	(97)	—	—	—	—	(9)	(105)
Foreign exchange differences	992	—	381	—	—	—	—	(1)	1,372
December 31, 2021	26,303	5,368	167,327	6,324	2,666	14,633	—	9,001	231,622
Additions	1,231	—	31,934	—	134	3,945	7,952	205	45,402
Arising on business combinations (Note 4)	—	—	713	4,447	—	260	—	619	6,039
Disposal of Nvision CR a.s. (Note 10)	—	—	(89)	—	—	—	—	—	(89)
Disposal	(63)	(174)	(11,810)	(619)	(24)	(3,250)	—	(465)	(16,405)
Other	34	(34)	52	—	—	—	(9)	(35)	8
Foreign exchange differences	1,778	—	298	(539)	(66)	—	—	(468)	1,003
December 31, 2022	29,283	5,160	188,425	9,613	2,710	15,588	7,943	8,857	267,579
Accumulated amortisation and impairment
January 1, 2020	(13,182)	(4,098)	(82,096)	(3,048)	(2,611)	(6,394)	—	(1,542)	(112,971)
Charge for the year	(1,266)	(367)	(25,146)	(431)	(27)	(9,964)	—	(345)	(37,546)
Disposal of NVISION GROUP (Note 10)	—	—	77	—	—	—	—	—	77
Disposal	71	160	27,953	72	24	9,758	—	402	38,440
Other	(10)	(31)	81	—	—	—	—	2	42
Foreign exchange differences	(894)	—	(275)	—	—	—	—	2	(1,167)
December 31, 2020	(15,281)	(4,336)	(79,406)	(3,407)	(2,614)	(6,600)	—	(1,481)	(113,125)
Charge for the year	(1,443)	(349)	(29,737)	(631)	(35)	(3,424)	—	(1,867)	(37,486)
Disposal	3	228	14,716	679	249	3,288	—	920	20,083
Other	—	—	204	—	—	—	—	16	220
Foreign exchange differences	(971)	—	(211)	—	—	—	—	—	(1,182)
December 31, 2021	(17,692)	(4,457)	(94,434)	(3,359)	(2,400)	(6,736)	—	(2,412)	(131,490)
Charge for the year	(1,607)	(312)	(31,702)	(820)	(55)	(3,596)	(2,144)	(89)	(40,325)
Disposal of Nvision CR a.s. (Note 10)	—	—	57	—	—	—	—	—	57
Impairment	—	—	(1,150)	—	—	—	—	(18)	(1,168)
Disposal	38	193	11,792	619	24	3,250	—	439	16,355
Other	(31)	31	(39)	3	—	3	7	22	(5)
Foreign exchange differences	(1,742)	—	191	—	66	—	—	31	(1,454)
December 31, 2022	(21,034)	(4,545)	(115,285)	(3,557)	(2,365)	(7,080)	(2,137)	(2,027)	(158,030)
Net book value
December 31, 2021	8,611	911	72,893	2,965	266	7,897	—	6,589	100,132
December 31, 2022	8,249	615	73,140	6,056	345	8,509	5,806	6,830	109,549